Company Financial Information - Comprehensive income (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)
Disclosure of information about consolidated structured entities [line items]
Profit/(loss) before tax | $	$ 256		$ (188)		$ 140
Income tax charge | $	(19)		(22)		(29)
Profit/(loss) for the period	237	€ 224	(210)	€ (177)	$ 111
Parent
Disclosure of information about consolidated structured entities [line items]
Dividend income				46
Other external charges		(3)		(1)
Finance income		1		1
Profit before exceptional items		(2)		46
Exceptional operating costs		(2)		(183)
Exceptional finance income/(costs)		210		(11)
Profit/(loss) before tax		206		(148)
Profit/(loss) for the period	$ 218	€ 206	$ (176)	€ (148)